Accrued expenses and prepaid revenues	12 Months Ended
Dec. 31, 2023
Accrued expenses and prepaid revenues
Accrued expenses and prepaid revenues	Note 20. Accrued expenses and prepaid revenues

Skr mn	Dec 31, 2023	Dec 31, 2022
Interest expenses accrued	8,333	4,110
Other accrued expenses and prepaid revenues	54	62
Total	8,387	4,172